Financial Assets at Fair Value - Summary of Financial Assets at Fair Value Through Other Comprehensive Income (Details) - CNY (¥) ¥ in Millions	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
At beginning of the year	¥ 26,231
Currency translation differences	(1,098)	¥ (137)
At end of the year	19,147
Equity Investments
Disclosure Of Fair Value Of Investments In Equity Instruments Designated As Measured At Fair Value Through Other Comprehensive Income [Line Items]
At beginning of the year	26,231	14,498
Addition	0	8,257
Business combination	6	0
Fair value change	(5,440)	11,610
Transfer (Note 14)	(954)	0
Currency translation differences	(696)	(111)
At end of the year	¥ 19,147	¥ 34,254